Share-Based Payment (Details 3) - $ / shares		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
Share-Based Payment [Abstract]
Number of options, Outstanding at beginning of year		2,425,192	1,721,059
Number of options, Granted		50,000	962,300
Number of options, Expired		(59,765)	(199,499)
Number of options, Forfeited		(201,615)	(58,668)
Number of options, Outstanding at year end		2,213,812	2,425,192
Number of options, Exercisable at year end		1,362,879	912,893
Weighted average of exercise price, Outstanding at the beginning of year	[1]	$ 6.6	$ 7.9
Weighted average of exercise price, Granted	[1]	5.5	6.3
Weighted average of exercise price, Expired	[1]	7.5	10.8
Weighted average of exercise price, Forfeited	[1]	7.0	7.9
Weighted average of exercise price, Outstanding at year end	[1]	7.1	6.6
Weighted average of exercise price, Exercisable at year end	[1]	$ 7.38	$ 7.17

[1]	The exercise price of all options denominated in NIS and was translated to USD in the table above using the exchange rate as of December 31, 2019 and 2018, respectively.